EQUITY METHOD INVESTMENTS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Investment in JDDC Elemental LLC	$ 1,000,000		$ 1,000,000		$ 1,000,000
Ownership percentage					13.00%
Investment						220,000
Impairment of investment asset						220,000
Loss on equity method investment	23,400		43,400
Midnight Theatre [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment	1,000,000		1,000,000
Crafthouse Cocktails [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment	$ 1,456,600		$ 1,456,600